CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and banks	R$ 6,395,458	R$ 10,076,037
Total short-term investments	5,595,898	6,570,443
Cash and cash equivalents	11,991,356	16,646,480	R$ 9,944,586	R$ 1,088,955
B R [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	85,120	68,638
Total short-term investments	5,110,749	6,493,832
Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	6,310,338	10,007,399
Total short-term investments	R$ 485,149	R$ 76,611